CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit or loss [abstract]
Revenue	$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498
Cost of sales	(2,100)	(14,485)	(18,494)	(39,215)
Gross profit	844	5,821	241	3,283
Selling and distribution expenses	(103)	(700)	(922)	(758)
Administrative expenses	(5,328)	(36,749)	(22,869)	(18,853)
Other income/(losses)	131	904	(183)	1,616
Fair value gain/(loss) on financial instruments, net	146	1,007	(38,349)	31,334
Impairment (losses)/reversal on financial assets	156	1,073	(3,330)	(4,162)
Finance costs	(492)	(3,395)	(4,359)	(3,749)
Finance income	2,263	15,607	16,935	15,468
PROFIT/(LOSS) BEFORE INCOME TAX	(2,383)	(16,432)	(52,836)	24,179
Income tax expense	(850)	(5,864)	(2,135)	(1,258)
PROFIT/(LOSS) FOR THE YEAR	(3,233)	(22,296)	(54,971)	22,921
ATTRIBUTABLE TO:
Owners of the Company	(3,570)	(24,623)	(48,152)	24,336
Non-controlling interests	337	2,327	(6,819)	(1,415)
(LOSS)/PROFIT for the year	$ (3,233)	¥ (22,296)	¥ (54,971)	¥ 22,921